RECEIVABLES (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Trade and other receivables [abstract]
Accounts receivable	$ 10,360	$ 25,299
Sales tax receivable	227,699	14,293
Other receivables		658,769
Receivables	$ 238,059	$ 698,361